T. ROWE PRICE Inflation Protected Bond Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 0.5%
California 0.1%
California State Univ., Series B, 0.563%, 11/1/24  260 246
246
Colorado 0.0%
Denver City & County Airport System, Series C, 0.877%, 11/15/23  55 55
Denver City & County Airport System, Series C, 1.115%, 11/15/24  80 76
131
Georgia 0.0%
Atlanta Water & Wastewater, 0.407%, 11/1/23  45 45
Atlanta Water & Wastewater, 0.616%, 11/1/24  45 42
87
Illinois 0.3%
Illinois, Series A, GO, 2.84%, 10/1/23  1,350 1,347
1,347
Michigan 0.1%
Michigan Fin. Auth., Series A-1, 1.376%, 6/1/24  225 217
217
Texas 0.0%
Dallas Area Rapid Transit, 0.541%, 12/1/23  30 30
Dallas Area Rapid Transit, 0.761%, 12/1/24  25 23
53
West Virginia 0.0%
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A, 1.497%,
6/1/24  180 174
174
Total Municipal Securities
(Cost $2,295) 2,255
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.0%
Collateralized Mortgage Obligations 0.0%
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
SOFR30A + 1.314%, 6.602%, 1/25/30  9 9
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
SOFR30A + 0.964%, 6.252%, 10/25/30  223 222
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
SOFR30A + 0.964%, 6.252%, 10/25/30  13 13
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
3.928%, 7/25/44 (1) 5 5

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M TSFR + 0.864%, 6.179%, 2/25/60 (1) 26 23
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 27 25
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1) 11 11
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $314) 308
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.0%
U.S. Government Obligations 0.0%
Government National Mortgage Assn., CMO, 3.50%, 5/20/49  121 111
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $121) 111
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 97.4%
U.S. Treasury Obligations 97.4%
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51  2,587 1,577
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52  3,745 2,258
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  9,392 6,028
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43  10,207 7,941
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42  13,163 10,648
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45  2,016 1,572
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47  11,448 8,990
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46  11,066 9,019
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48  804 646
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49  8,620 6,874
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44  8,224 7,336
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53  4,439 3,977
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25  53,697 51,213
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  15,433 14,473
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26  53,071 49,621
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27  43,947 40,637
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  1,323 1,159
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31  28,689 25,005
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32  18,759 16,159
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27  18,658 17,469
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  24,226 21,743
U.S. Treasury Inflation-Indexed Notes, 1.125%, 1/15/33  25,964 24,207

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28  58,732 56,548
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  18,615 17,824
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27 (2) 61,281 60,123
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $500,407) 463,047
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.5%
T. Rowe Price Treasury Reserve Fund, 5.38% (3)(4) 11,692 11,692
Total Short-Term Investments
(Cost $11,692) 11,692
Total Investments in Securities 100.4%
(Cost $514,829) $ 477,413
Other Assets Less Liabilities (0.4)% (2,001)
Net Assets 100.0% $ 475,412
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $64 and represents 0.0% of net assets.
(2) At August 31, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(3) Seven-day yield
(4) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
EUR Euro
GBP British Pound
GO General Obligation
JPY Japanese Yen
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
USD U.S. Dollar

T. ROWE PRICE Inflation Protected Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
Exchange-Traded Options Written (0.0)%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Call, 10/27/23 @
$112.00 87 9,660 (67)
U.S. Treasury 10-Year Notes Futures, Put, 10/27/23 @
$108.00 87 9,660 (24)
Total Options Written (Premiums $(87)) $ (91)

T. ROWE PRICE Inflation Protected Bond Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S40, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/28 9,532 167 156 11
Total Centrally Cleared Credit Default Swaps,
Protection Sold 11
Zero-Coupon Inflation Swaps 0.1%
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.328% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/26/24 12,300 (125) — (125)
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.515% at Maturity, Receive Variable
(Change in CPI) at Maturity, 11/13/23 11,300 546 — 546
Total Centrally Cleared Zero-Coupon Inflation Swaps 421
Total Centrally Cleared Swaps 432
Net payments (receipts) of variation margin to date (417)
Variation margin receivable (payable) on centrally cleared swaps $ 15
**
Includes interest purchased or sold but not yet collected of $18.

T. ROWE PRICE Inflation Protected Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/20/23 AUD 3,705 USD 2,416 $ (10)
Bank of America 10/20/23 JPY 142,085 USD 1,019 (35)
Bank of America 11/24/23 EUR 1,090 USD 1,196 (9)
Bank of America 11/24/23 GBP 935 USD 1,189 (4)
Bank of America 11/24/23 USD 1,180 GBP 935 (4)
Citibank 10/20/23 USD 1,789 AUD 2,777 (14)
Citibank 10/20/23 USD 552 JPY 75,500 29
Goldman Sachs 10/20/23 CAD 1,620 USD 1,209 (9)
Goldman Sachs 10/20/23 USD 1,220 AUD 1,825 36
HSBC Bank 10/20/23 AUD 913 USD 598 (6)
HSBC Bank 10/20/23 USD 476 JPY 66,585 15
JPMorgan Chase 10/20/23 CAD 1,625 USD 1,202 1
RBC Dominion Securities 10/20/23 CAD 665 USD 506 (14)
RBC Dominion Securities 10/20/23 USD 2,924 CAD 3,910 28
UBS Investment Bank 10/20/23 AUD 913 USD 598 (6)
UBS Investment Bank 10/20/23 USD 596 AUD 927 (6)
UBS Investment Bank 11/24/23 USD 1,183 EUR 1,090 (4)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (12)

T. ROWE PRICE Inflation Protected Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 127 Ultra U.S. Treasury Notes ten year
contracts 12/23 14,746 $ 9
Net payments (receipts) of variation margin to date (2)
Variation margin receivable (payable) on open futures contracts $ 7

T. ROWE PRICE Inflation Protected Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 5.38% $ — $ — $ 219++
Totals $ —# $ — $ 219+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
08/31/23
T. Rowe Price Treasury Reserve
Fund, 5.38% $ 12,258  ¤  ¤ $ 11,692
Total $ 11,692^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $219 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $11,692.

T. ROWE PRICE Inflation Protected Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Inflation Protected Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Inflation Protected Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other

T. ROWE PRICE Inflation Protected Bond Fund

valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 465,721 $ — $ 465,721
Short-Term Investments 11,692 — — 11,692
Total Securities 11,692 465,721 — 477,413
Swaps* — 557 — 557
Forward Currency Exchange
Contracts — 109 — 109
Futures Contracts* 9 — — 9
Total $ 11,701 $ 466,387 $ — $ 478,088
Liabilities
Options Written $ 91 $ — $ — $ 91
Swaps* — 125 — 125
Forward Currency Exchange
Contracts — 121 — 121
Total $ 91 $ 246 $ — $ 337
1
Includes Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Inflation Protected Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F147-054Q1 08/23